FIXED ASSETS	9 Months Ended	12 Months Ended
	Nov. 30, 2023	Feb. 28, 2023
Property, Plant and Equipment [Abstract]
FIXED ASSETS

7. FIXED ASSETS

Fixed assets consisted of the following:

	November 30, 2023	February 28, 2023
Automobile	$101,680	$101,680
Demo devices	184,438	69,010
Tooling	101,322	101,322
Machinery and equipment	8,825	8,825
Computer equipment	150,387	150,387
Office equipment	15,312	15,312
Furniture and fixtures	21,225	21,225
Warehouse equipment	17,076	14,561
Leasehold improvements	26,956	15,568
	627,221	497,890
Less: Accumulated depreciation	(326,921)	(182,002)
	$300,300	$315,888

During the three months ended November 30, 2023, the Company made additions of $22,101, $11,661 which were transfers from inventory with remaining additions of $ 10,440. During the nine months ended November 30, 2023, the Company made additions of $129,331 of which $115,428 were transfers from inventory with remaining additions of $13,903. During the three months ended November 30, 2022, the Company made additions of $31,365 of which $19,961 were transfers from inventory with remaining additions of $11,404. During the nine months ended November 30, 2022, the Company made additions of $265,041 of which $47,440 were transfers from inventory with remaining additions of $217,601.

Depreciation expense was $50,393 and $144,921 for the three and nine months ended November 30, 2023, respectively, and $38,437 and $90,686 for the three and nine months ended November 30, 2022, respectively.

7. FIXED ASSETS

Fixed assets consisted of the following:

	February 28, 2023	February 28, 2022
Automobile	$101,680	$101,680
Demo devices	69,010	16,539
Tooling	101,322	—
Machinery and equipment	8,825	—
Computer equipment	150,387	36,742
Office equipment	15,312	15,312
Furniture and fixtures	21,225	—
Warehouse equipment	14,561	11,415
Leasehold improvements	15,568	5,329
	497,890	187,017
Less: Accumulated depreciation	(182,002)	(49,065)
	$315,888	$137,952

During the year ended February 28, 2023, the Company made additions to fixed assets of $258,402 and also additions through inventory transfers of $52,471.

During the year ended February 28, 2022, the Company made additions to fixed assets of $115,493, additions through inventory transfers of $12,868 and the Company sold a vehicle having a net book value of $875 for fair value proceeds of $30,000 and recorded a gain on disposal of fixed assets of $29,125.

Depreciation expense was $132,937 and $24,376 for the years ended February 28, 2023 and February 28, 2022, respectively.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS